Income Taxes (Details) (USD $)	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012
Reconciliation of income tax provision at statutory rate to reported income tax expense [Abstract]
Tax expense at US statutory federal rate	$ 27,000	$ 753,000
Use of net operating loss carryforward	(132,000)	0
Consulting income paid in common stock	0	(1,103,000)
Change in valuation allowance	105,000	350,000
Reported income tax expense	0	0
Components of deferred tax assets [Abstract]
Net operating loss carry-forward	284,000	673,000
Valuation allowance for deferred tax assets	(284,000)	(673,000)
Deferred tax assets, net	0	0
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	0
Unrecognized income tax benefits	0
U.S. federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	284,000
Operating loss carryforwards, expiration date	Dec. 31, 2025
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 284,000
Operating loss carryforwards, expiration date	Dec. 31, 2025